Operating and Direct Financing Leases - Net Investment in Direct Financing Leases - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Nov. 30, 2013 vessel m³	Dec. 31, 2016 USD ($) vessel
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel	5
Direct Financing Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Purchase price of each vessel less upfront prepayment		$ 205.0
Upfront prepayment		51.0
Upfront fee		1.0
Minimum scheduled future revenues to be received by company in next 12 months		206.2
Minimum scheduled future revenues to be received by company in second year		175.0
Minimum scheduled future revenues to be received by company in third year		40.4
Minimum scheduled future revenues to be received by company in fourth year		40.4
Minimum scheduled future revenues to be received by company in fifth year		40.4
Minimum scheduled future revenues to be received by company thereafter		$ 1.9
Liquefied Natural Gas [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of capital leased assets | vessel		2
FSO [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of capital leased assets | vessel		1
Awilco LNG carriers [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel	2
Volume of vessels | m³	155,900
Fixed-rate charter period, extension		1 year
Awilco LNG carriers [Member] | Maximum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor		5 years
Awilco LNG carriers [Member] | Minimum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease arrangement period, lessor		4 years